Condensed Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Cash Flows [Abstract]
Proceeds from debt issuance costs	$ 8,123,391
Issuance costs	$ 595,364